INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
Current tax expense (benefit):
Foreign (*)	$(8,473)	$2,814	$(534)
Total current	(8,473)	2,814	(534)
Deferred tax benefit:
Foreign	(3,805)	(27,556)	(8,854)
Total deferred	(3,805)	(27,556)	(8,854)
Income tax benefit	$(12,278)	$(24,742)	$(9,388)
(*) Includes changes in unrecognized tax benefit, see D below.

Schedule of Profit (Loss) Before Taxes
	Year ended
	December 31, 2015	December 31, 2014	December 31, 2013
Profit (loss) before taxes
Domestic	$(59,797)	$78,677	$(90,497)
Foreign	18,392	(104,791)	(26,551)
Total loss before taxes	$(41,405)	$(26,114)	$(117,048)

Schedule of Deferred Tax Asset/Liability
	As of December 31,
	2015	2014
Net deferred tax benefit - current:
Net operating loss carry forwards	$797	$938
Employees benefits and compensation	3,824	5,170
Debt discount	--	1,253
Accruals, reserves and others	5,774	3,809
	10,395	11,170
Valuation allowance	(3,519)	(3,354)
Total net current deferred tax benefit	$6,876	$7,816

	As of December 31,
	2015	2014
Net deferred tax benefit - long-term
Deferred tax assets:
Net operating loss carry forwards	$327,924	$320,954
Employees benefits and compensation	2,164	2,663
Research and development	1,940	1,940
Others	1,814	1,237
	333,842	326,794
Valuation allowance	(304,195)	(293,670)
	$29,647	$33,124
Deferred tax liability - depreciation and amortization	(51,238)	(36,611)
Deferred tax related to gain on acquisition	(44,423)	(66,722)
Debt discount	(371)	(4,200)
Others	(3,359)	(869)
Total net long-term deferred tax liability	$(69,744)	$(75,278)

Schedule of Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits
Balance at January 1, 2015	$24,961
Additions for tax positions of current year	(623)
Expiration of statute of limitation of prior years	(10,758)
Translation differences	(42)
Balance at December 31, 2015	$13,538

Unrecognized tax benefits
Balance at January 1, 2014	$25,676
Additions for tax positions of current year	51
Reductions for tax positions of prior year	--
Translation differences	(766)
Balance at December 31, 2014	$24,961

Unrecognized tax benefits
Balance at January 1, 2013	$27,414
Additions for tax positions of current year	12
Reductions for tax positions of prior year	(371)
Translation differences	(1,379)
Balance at December 31, 2013	$25,676

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2015	2014	2013
Tax benefit computed at statutory rates	$(10,972)	$(6,920)	$(29,262)
Effect of different tax rates in different jurisdictions	6,108	(18,453)	1,408
Gain on acquisition of TPSCo	--	(33,280)	--
Tax benefits for which deferred taxes were not recorded	11,687	27,757	20,139
Unrecognized tax expense (benefit)	(11,153)	412	298
Permanent differences and other, net	(7,948)	5,742	(1,971)
Income tax benefit	$(12,278)	$(24,742)	$(9,388)